Available-for-Sale Securities Investments, Non-Current (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Available-for-Sale Securities Investments, Non-Current
Original cost		¥ 283,685
Gross unrealized gains		2,498
Gross unrealized losses		(10,281)
Provision for decline in value		(6,166)
Fair value		269,736	¥ 0
Impairments of available-for-sale securities		0	¥ 0	¥ 0
SRP Groupe.
Available-for-Sale Securities Investments, Non-Current
Original cost		214,508
Gross unrealized gains		1,822
Fair value		216,330
Ensogo Limited
Available-for-Sale Securities Investments, Non-Current
Original cost		48,011
Gross unrealized losses		(10,281)
Fair value		37,730
Shanghai Andatong Information Security Technology Co., Ltd.
Available-for-Sale Securities Investments, Non-Current
Original cost		15,000
Fair value		15,000
Ahalife Holdings Inc
Available-for-Sale Securities Investments, Non-Current
Original cost		6,166
Gross unrealized gains		676
Provision for decline in value		(6,166)
Fair value		¥ 676
Equity interest acquired (as a percent)	1.50%